Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value	$ 14,933		$ 13,532		$ 11,707
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	13,886		11,874
Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,047		1,659
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0		0
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,937		675
Cash equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,937		675
Cash equivalents | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0		0
Cash equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0		0
U.S. large-cap
Defined Benefit Plan Disclosure [Line Items]
Fair Value	7,252	[1]	6,506	[1]
U.S. large-cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	7,252	[1]	6,506	[1]
U.S. large-cap | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[1]	0	[1]
U.S. large-cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[1]	0	[1]
U.S. mid-cap
Defined Benefit Plan Disclosure [Line Items]
Fair Value	921	[2]	820	[2]
U.S. mid-cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	921	[2]	820	[2]
U.S. mid-cap | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[2]	0	[2]
U.S. mid-cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[2]	0	[2]
U.S. small-cap
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,131	[3]	1,151	[3]
U.S. small-cap | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,131	[3]	1,151	[3]
U.S. small-cap | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[3]	0	[3]
U.S. small-cap | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[3]	0	[3]
International
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,895	[4]	2,016	[4]
International | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,895	[4]	2,016	[4]
International | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[4]	0	[4]
International | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[4]	0	[4]
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair Value	486	[5]	387	[5]
Real estate | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	486	[5]	387	[5]
Real estate | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[5]	0	[5]
Real estate | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[5]	0	[5]
Commodities
Defined Benefit Plan Disclosure [Line Items]
Fair Value	264	[6]	319	[6]
Commodities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	264	[6]	319	[6]
Commodities | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[6]	0	[6]
Commodities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[6]	0	[6]
U.S. gov't agency obligations
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,047	[7]	1,450	[7]
U.S. gov't agency obligations | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[7]	0	[7]
U.S. gov't agency obligations | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	1,047	[7]	1,450	[7]
U.S. gov't agency obligations | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value	0	[7]	0	[7]
Corporate investment grade
Defined Benefit Plan Disclosure [Line Items]
Fair Value			209	[7]
Corporate investment grade | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair Value			0	[7]
Corporate investment grade | Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair Value			209	[7]
Corporate investment grade | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair Value			$ 0	[7]

[1]	This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.
[2]	This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.
[3]	This category is comprised of actively managed mutual funds.
[4]	At December 31, 2014 and 2013, 31% and 32%, respectively, of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.
[5]	This category is comprised of low-cost real estate index exchange traded funds.
[6]	This category is comprised of exchange traded funds investing in agricultural and energy commodities.
[7]	This category is comprised of individual bonds.